FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
ASSETS
Investment in the portfolios, at value	$—	$168,579	$7,512,363	$2,228,761
Net Assets	$—	$168,579	$7,512,363	$2,228,761

NET ASSETS, representing:
Accumulation units	$—	$168,579	$7,512,363	$2,228,761
	$—	$168,579	$7,512,363	$2,228,761

Units outstanding	—	13,554	201,598	223,323

Portfolio shares held	—	15,566	254,829	2,228,761
Portfolio net asset value per share	$—	$10.83	$29.48	$1.00
Investment in portfolio shares, at cost	$—	$161,674	$2,021,557	$2,228,761

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	4/24/2020*	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$33,588	$4,364	$—	$3,214

EXPENSES
Charges for mortality and expense risk,
and for administration	2,474	997	35,264	10,638

NET INVESTMENT INCOME (LOSS)	31,114	3,367	(35,264)	(7,424)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	343,886	601	—	932
Net realized gain (loss) on shares redeemed	(161,045)	1,792	277,393	—
Net change in unrealized appreciation (depreciation) on investments	(313,669)	1,955	1,678,583	—

NET GAIN (LOSS) ON INVESTMENTS	(130,828)	4,348	1,955,976	932

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(99,714)	$7,715	$1,920,712	$(6,492)

* Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
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FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	4/24/2020*	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$31,114	$3,367	$(35,264)	$(7,424)
Capital gains distributions received	343,886	601	—	932
Net realized gain (loss) on shares redeemed	(161,045)	1,792	277,393	—
Net change in unrealized appreciation (depreciation) on investments	(313,669)	1,955	1,678,583	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(99,714)	7,715	1,920,712	(6,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(94,715)	(59,272)	(281,515)	(462,359)
Net transfers between other subaccounts or fixed rate option	(1,455,520)	—	(45,442)	1,525,466
Miscellaneous transactions	—	—	(13)	(961)
Other charges	(93)	(54)	(235)	(191)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(1,550,328)	(59,326)	(327,205)	1,061,955

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,650,042)	(51,611)	1,593,507	1,055,463

NET ASSETS
Beginning of period	1,650,042	220,190	5,918,856	1,173,298
End of period	$—	$168,579	$7,512,363	$2,228,761

Beginning units	51,101	18,502	212,830	117,228
Units issued	—	—	1,905	152,367
Units redeemed	(51,101)	(4,948)	(13,137)	(46,272)
Ending units	—	13,554	201,598	223,323

* Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
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FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$22,454	$4,788	$(29,598)	$17,367
Capital gains distributions received	72,832	—	—	567
Net realized gain (loss) on shares redeemed	5,310	1,132	207,111	—
Net change in unrealized appreciation (depreciation) on investments	181,363	8,536	1,413,424	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	281,959	14,456	1,590,937	17,934

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,500	—	—
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(14,661)	(25,931)	(274,361)	(373,530)
Net transfers between other subaccounts or fixed rate option	—	(32,949)	(34,797)	81,397
Miscellaneous transactions	—	—	—	(584)
Other charges	(250)	(85)	(284)	(40)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(14,911)	(57,465)	(309,442)	(292,757)

TOTAL INCREASE (DECREASE) IN NET ASSETS	267,048	(43,009)	1,281,495	(274,823)

NET ASSETS
Beginning of period	1,382,994	263,199	4,637,361	1,448,121
End of period	$1,650,042	$220,190	$5,918,856	$1,173,298

Beginning units	51,598	23,475	225,369	146,556
Units issued	—	133	—	3,394
Units redeemed	(497)	(5,106)	(12,539)	(32,722)
Ending units	51,101	18,502	212,830	117,228

The accompanying notes are an integral part of these financial statements.
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NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E
December 31, 2020

Note 1:    General

Prudential Annuities Life Assurance Corporation Variable Account E (the “Account”) was established under the laws of the State of Connecticut on January 8, 1993 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.

On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used specifically as a funding vehicle for the Galaxy Variable Annuity (the “contract” or "product"), a flexible premium deferred variable annuity contract issued by Prudential Annuities and sold exclusively to customers of Bank of America.

The contract may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (or 403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contract offers the option to invest in various subaccounts listed below, each of which invests in one of the non-Prudential administered funds (collectively, the “Portfolios”).

The corresponding subaccount names are as follows:

Columbia Variable Portfolio - Asset Allocation Fund (Class 1)*
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Columbia Variable Portfolio - Government Money Market Fund (Class 1)

*Subaccount liquidated during the period ended December 31, 2020.

There were no mergers during the period ended December 31, 2020.

The Portfolios are diversified open-end management investment companies. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to Columbia Management Investment Advisers, LLC.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios
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Note 1:    General (continued)
in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax
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Note 4:    Taxes (continued)
return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	$—	$1,552,802
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	—	60,323
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	51,177	413,646
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	1,525,538	474,221

Note 6:     Related Party Transactions

Prudential Annuities Distributors, Inc. (“PAD”) serves as principal underwriter and distributor of variable annuity contracts funded by interests in the Account, without remuneration from the Account. PAD and Prudential Annuities are both wholly-owned subsidiaries of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial.

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total return ratios by subaccount is presented below for each of the five years in the period ended December 31, 2020.

	At the year ended			For the year ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (liquidated April 24, 2020)
December 31, 2020	—	$30.16	$—	2.40%	0.55%	-6.58%
December 31, 2019	51	$32.29	$1,650	2.01%	0.55%	20.47%
December 31, 2018	52	$26.80	$1,383	1.44%	0.55%	-5.05%
December 31, 2017	56	$28.23	$1,595	1.72%	0.55%	14.99%
December 31, 2016	77	$24.55	$1,893	2.30%	0.55%	4.78%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2020	14	$12.44	$169	2.42%	0.55%	4.51%
December 31, 2019	19	$11.90	$220	2.57%	0.55%	6.15%
December 31, 2018	23	$11.21	$263	2.87%	0.55%	1.29%
December 31, 2017	23	$11.07	$259	3.01%	0.55%	2.78%
December 31, 2016	26	$10.77	$282	2.86%	0.55%	2.14%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2020	202	$37.26	$7,512	0.00%	0.55%	33.99%
December 31, 2019	213	$27.81	$5,919	0.00%	0.55%	35.15%
December 31, 2018	225	$20.58	$4,637	0.00%	0.55%	-4.47%
December 31, 2017	234	$21.54	$5,049	0.00%	0.55%	27.43%
December 31, 2016	248	$16.90	$4,191	0.00%	0.55%	0.68%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2020	223	$9.98	$2,229	0.17%	0.55%	-0.29%
December 31, 2019	117	$10.01	$1,173	1.88%	0.55%	1.29%
December 31, 2018	147	$9.88	$1,448	1.50%	0.55%	0.95%
December 31, 2017	147	$9.79	$1,438	0.42%	0.55%	-0.13%
December 31, 2016	147	$9.80	$1,443	0.01%	0.55%	-0.55%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and
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Note 7:    Financial Highlights (continued)
expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.

Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge deducted from each subaccount. The insurance charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The insurance charge of 0.55% per year is deducted from each subaccount (0.40% mortality and expense risk charge and 0.15% administrative charge). This charge is assessed through a reduction in unit values.

Annual Maintenance Fee - An annual maintenance fee of up to $30 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee is waived if the account value of the annuity on the anniversary date when the charge is deducted is $50,000 or greater. This charge is assessed through the redemption of units.

Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th transfer in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.

Premium Taxes - A charge is deducted from each premium in relation to state and local premium taxes we may incur on that premium. In most jurisdictions these rates range from 0.0% to 3.5% of each premium. These charges are deducted before the net amount is allocated to the investment options in the Account.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.
Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

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Note 9:    Other (continued)

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Annuities Life Assurance Corporation and
the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account E

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (2)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(2) Statement of net assets as of April 24, 2020 (date of liquidation), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.

Basis for Opinions

These financial statements are the responsibility of Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2021

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account E.

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